APPROPRIATED RESERVES (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
APPROPRIATED RESERVES
Total Appropriated reserves	$ 14,661,007	$ 13,830,604
Appropriation of net income
APPROPRIATED RESERVES
Total Appropriated reserves	13,628,995	13,406,195
Dividends reclassification	4,441
Others
APPROPRIATED RESERVES
Total Appropriated reserves	$ 1,032,012	$ 424,409